Consolidated Statement of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flow hedging activities:
Other Comprehensive Income, Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ (1)	$ 0	$ 0
Other Comprehensive Income Loss Reclassification Adjustment On Derivatives Included In Net Income Tax	1	1	0
Foreign currency translation activities:
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	(37)	31	18
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax	(36)	0	0
Pension and other postretirement benefits:
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans, Benefit Plan Improvement, Tax Effect	0	0	0
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Tax	2	3	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax	8	(5)	60
Other Comprehensive Income Loss Reclassification Pension And Other Postretirement Benefit Plans Net Gain Loss Recognized In Net Periodic Benefit Cost Tax	$ (12)	$ (18)	$ (15)